                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09117

Morgan Stanley Real Estate Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2004

Date of reporting period: November 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY REAL ESTATE FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended November 30, 2004

TOTAL RETURN FOR THE 12 MONTHS ENDED NOVEMBER 30, 2004

                                              NAREIT    LIPPER REAL
                                              EQUITY    ESTATE FUNDS
CLASS A    CLASS B    CLASS C    CLASS D    INDEX(1)        INDEX(2)
-------    -------    -------    -------    --------    ------------
 33.84%     32.81%     32.83%     34.13%     29.88%            28.61%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR CHECK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The 12-month period under review was highly positive both for the direct real estate market as well as the public real estate securities market, with the latter rising just under 30% according to the NAREIT Equity Index. While the fundamentals of underlying properties remained somewhat subdued, the asset class benefited greatly from an influx of capital from both domestic and foreign institutional investors seeking to diversify their portfolios. Real estate equities also rose sharply as a result of strong funds flows from both institutional and individual investors into the sector. These inflows were largely the result of the sectors relative attractiveness over other areas of the equities market in terms of diversification benefits, low volatility, compelling yield and risk-adjusted return potential.

The strong performance of real estate equities was reflected across all of the major industry sectors, as the retail, office and apartment sectors each gained more than 20 percent. That said, returns did vary somewhat among these groups. The top performing sector was retail, which (like the rest of the economy) was boosted by the strength of the American consumer. Returns for the retail sector were further bolstered by the merger of two mall giants, the Rouse Company and General Growth. This $12.6 billion, all-cash transaction was the biggest in the history of the sector.

The apartment and office sectors lagged the retail area, largely because of investors' uncertainty about the sustainability and pace of growth of the U.S. economy. Specifically, ongoing softness in employment growth led to concerns about the ability of apartment and office companies to grow their revenues through rent increases and the acquisition of new tenants. Like retail, however, the apartment sector did see some significant transactions during the period that reflected continued improvement in underlying real estate values which helped to support stock prices. In addition to two public REIT mergers (Camden Property-Summit Properties and Colonial Properties-Cornerstone Realty), owners of apartment assets continued to sell their properties - particularly to condominium converters - given the strong pricing in the market for these assets.

PERFORMANCE ANALYSIS

Morgan Stanley Real Estate Fund outperformed the NAREIT Equity Index as well as its peer group, as represented by the Lipper Real Estate Funds Index, for the 12-month period under review, assuming no deduction of applicable sales charges. The Fund's performance was driven almost entirely by bottom-up stock selection in several key market sectors. In lodging, the Fund's portfolio was focused on companies with exposure to the major urban hotel markets. These companies, which had been among the worst performers in previous periods when corporate travel had slumped, were well positioned to benefit from increasing corporate travel budgets. When these increases began to result in more travel, key holdings such as Starwood Hotels & Resorts and Host Marriott gained sharply.

The Fund's holdings in both the office and apartment sectors emphasized companies whose portfolios of properties were heavily weighted in key markets where the supply of new properties remains relatively constrained. These markets were concentrated largely in the Mid-Atlantic region (including the key New York City and Washington, D.C., markets) as well as Southern California. The Fund also had a large position in the Rouse Company and thus benefited from the significant takeover premium paid by General Growth.

While the Fund's returns were broadly strong for the period, not all of its positions performed as well as what had been anticipated. The portfolio was overweighted relative to the NAREIT Equity Index in apartment companies, which proved overall to be a modest detractor in spite of the outstanding performance of several key portfolio holdings. While the Fund did benefit from its emphasis on the retail sector, its holdings of strip malls were lower than their representation in the benchmark, limiting its outperformance given the strong performance of this subsector. Underweighted positions relative to the NAREIT Equity Index in specific strip center companies, including Developers Diversified and Weingarten Realty also hampered relative returns.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Simon Property Group, Inc.                   9.5%
Brookfield Properties Corp. (Canada)         6.1
AvalonBay Communities, Inc.                  5.9
Archstone-Smith Trust                        5.7
Starwood Hotels & Resorts Worldwide, Inc.    5.2
Boston Properties, Inc.                      4.6
Host Marriott Corp.                          3.8
Federal Realty Investment Trust              3.7
Arden Realty, Inc.                           3.7
Vornado Realty Trust                         3.5

PORTFOLIO COMPOSITION

Common Stocks                               96.7%
Short-Term Paper                             3.2
Convertible Preferred Stocks                 0.1

DATA AS OF NOVEMBER 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS ARE AS A PERCENTAGE OF NET ASSETS. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN INCOME PRODUCING COMMON STOCKS AND OTHER EQUITY SECURITIES (WHICH MAY INCLUDE CONVERTIBLE SECURITIES) OF COMPANIES THAT ARE PRINCIPALLY ENGAGED IN THE U.S. REAL ESTATE INDUSTRY. A COMPANY IS CONSIDERED TO BE "PRINCIPALLY ENGAGED" IN THE U.S. REAL ESTATE INDUSTRY IF I) IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR PROFITS FROM THE OWNERSHIP, LEASING, CONSTRUCTION, MANAGEMENT, DEVELOPMENT, FINANCING OR SALE OF RESIDENTIAL, COMMERCIAL OR INDUSTRIAL REAL ESTATE; OR (ii) IT HAS AT LEAST 50 PERCENT OF THE VALUE OF ITS ASSETS INVESTED IN U.S. RESIDENTIAL, COMMERCIAL OR INDUSTRIAL REAL ESTATE. COMPANIES PRIMARILY ENGAGED IN THE REAL ESTATE INDUSTRY MAY INCLUDE REAL ESTATE INVESTMENT TRUSTS KNOWN AS "REITS," WHICH POOL INVESTOR FUNDS MOSTLY FOR INVESTMENT IN COMMERCIAL REAL ESTATE PROPERTIES. THEY ALSO MAY INCLUDE, AMONG OTHER BUSINESSES, REAL ESTATE DEVELOPERS, BROKERS AND OPERATING COMPANIES, AS WELL AS COMPANIES WHOSE PRODUCTS AND SERVICES ARE SIGNIFICANTLY RELATED TO THE REAL ESTATE INDUSTRY, SUCH AS BUILDING SUPPLIERS AND MORTGAGE LENDERS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS MARKET, ECONOMIC AND POLITICAL FACTORS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED NOVEMBER 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

                CLASS A++    CLASS B++    CLASS C++    CLASS D++    NAREIT(1)    LIPPER(2)
Apr 28, 1999    $   9,475    $  10,000    $  10,000    $  10,000    $  10,000    $  10,000
May 31, 1999    $   9,655    $  10,190    $  10,190    $  10,190    $  10,304    $  10,290
Aug 31, 1999    $   9,140    $   9,624    $   9,623    $   9,660    $   9,690    $   9,640
Nov 30, 1999    $   8,349    $   8,773    $   8,771    $   8,831    $   8,944    $   8,875
Feb 29, 2000    $   8,619    $   9,040    $   9,037    $   9,124    $   9,148    $   8,988
May 31, 2000    $   9,607    $  10,058    $  10,053    $  10,196    $  10,183    $   9,957
Aug 31, 2000    $  10,544    $  11,008    $  11,014    $  11,182    $  10,896    $  10,832
Nov 30, 2000    $  10,642    $  11,091    $  11,096    $  11,293    $  10,893    $  10,879
Feb 28, 2001    $  11,239    $  11,683    $  11,687    $  11,933    $  11,594    $  11,478
May 31, 2001    $  11,559    $  11,996    $  11,999    $  12,282    $  12,275    $  11,939
Aug 31, 2001    $  12,387    $  12,825    $  12,828    $  13,158    $  13,203    $  12,748
Nov 30, 2001    $  11,959    $  12,356    $  12,360    $  12,714    $  12,969    $  12,365
Feb 28, 2002    $  12,508    $  12,911    $  12,903    $  13,306    $  13,568    $  13,070
May 31, 2002    $  13,364    $  13,762    $  13,754    $  14,223    $  14,701    $  14,122
Aug 31, 2002    $  12,697    $  13,051    $  13,055    $  13,523    $  14,284    $  13,636
Nov 30, 2002    $  12,064    $  12,374    $  12,379    $  12,859    $  13,691    $  13,080
Feb 28, 2003    $  11,997    $  12,294    $  12,287    $  12,796    $  13,613    $  13,072
May 31, 2003    $  13,711    $  14,005    $  14,010    $  14,631    $  15,372    $  14,779
Aug 31, 2003    $  14,960    $  15,257    $  15,249    $  15,959    $  16,635    $  15,992
Nov 30, 2003    $  16,240    $  16,537    $  16,531    $  17,349    $  18,275    $  17,610
Feb 29, 2004    $  17,690    $  17,973    $  17,978    $  18,908    $  20,078    $  19,199
May 31, 2004    $  17,439    $  17,683    $  17,677    $  18,650    $  19,388    $  18,617
Aug 31, 2004    $  19,533    $  19,778    $  19,772    $  20,900    $  21,611    $  20,614
Nov 30, 2004    $  21,737    $  21,863    $  21,957    $  23,270    $  23,735    $  22,648

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2004

                         CLASS A SHARES*       CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                        (SINCE 04/28/99)       (SINCE 04/28/99)       (SINCE 04/28/99)       (SINCE 04/28/99)
SYMBOL                             REFAX                  REFBX                  REFCX                  REFDX
1 YEAR                             33.84%(3)              32.81%(3)              32.83%(3)              34.13%(3)
                                   26.82(4)               27.81(4)               31.83(4)                  --
5 YEARS                            21.09(3)               20.15(3)               20.15(3)                21.38(3)
                                   19.79(4)               19.95(4)               20.15(4)                  --
SINCE INCEPTION                    16.00(3)               15.10(3)               15.10(3)                16.30(3)
                                   14.89(4)               15.01(4)               15.10(4)                  --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE NAREIT EQUITY INDEX MEASURES THE PERFORMANCE OF REAL ESTATE SECURITIES, WHICH WILL FLUCTUATE WITH CHANGES IN THE VALUES OF THEIR UNDERLYING PROPERTIES. THE INDEX IS AN UNMANAGED BENCHMARK OF REAL ESTATE INVESTMENT TRUSTS COMPILED BY THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER REAL ESTATE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER REAL ESTATE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON NOVEMBER 30, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges(loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/04 - 11/30/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                 BEGINNING          ENDING      EXPENSES PAID
                                                               ACCOUNT VALUE    ACCOUNT VALUE  DURING PERIOD *
                                                               -------------    -------------  ---------------
                                                                                                  06/01/04 -
                                                                  06/01/04        11/30/04         11/30/04
                                                               -------------    -------------  ---------------
CLASS A
Actual (24.64% return)                                         $    1,000.00   $    1,246.40    $         9.32
Hypothetical (5% annual return before expenses)                $    1,000.00   $    1,016.70    $         8.37

CLASS B
Actual (24.20% return)                                         $    1,000.00   $    1,242.00    $        13.51
Hypothetical (5% annual return before expenses)                $    1,000.00   $    1,012.95    $        12.13

CLASS C
Actual (24.21% return)                                         $    1,000.00   $    1,242.10    $        13.51
Hypothetical (5% annual return before expenses)                $    1,000.00   $    1,012.95    $        12.13

CLASS D
Actual (24.77% return)                                         $    1,000.00   $    1,247.70    $         7.92
Hypothetical (5% annual return before expenses)                $    1,000.00   $    1,017.95    $         7.11

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.66%, 2.41%, 2.41% AND 1.41% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004

NUMBER OF
 SHARES                                                    VALUE
----------------------------------------------------------------------
            COMMON STOCKS (96.8%)
            Hotels/Resorts/
            Cruiselines (8.0%)
  260,800   Hilton Hotels Corp.                        $     5,388,128
   27,295   Interstate Hotels &
             Resorts Inc.*                                     129,651
   23,100   Lodgian Inc.*                                      245,091
  212,193   Starwood Hotels & Resorts
             Worldwide, Inc.                                 11,095,572
  219,200   Wyndham International, Inc.
             (Class A)*                                        186,320
                                                       ---------------
                                                            17,044,762
                                                       ---------------
            Real Estate - Industrial/
            Office (6.1%)
  359,800   Brookfield Properties
             Corp. (Canada)                                 12,938,408
                                                       ---------------
            Real Estate - Other (0.4%)
   16,700   St. Joe Co. (The)                                  915,995
                                                       ---------------
            Real Estate - Retail (0.6%)
   24,480   Forest City Enterprise, Inc.
             (Class A)                                       1,314,576
                                                       ---------------
            REIT - Diversified (3.5%)
  101,150   Vornado Realty Trust                             7,434,525
                                                       ---------------
            REIT - Healthcare (1.8%)
   10,300   Healthcare Realty Trust, Inc.                      419,210
  135,000   OMEGA Healthcare
             Investors, Inc.                                 1,688,850
   62,900   Senior Housing Properties
             Trust                                           1,237,872
   15,000   Ventas, Inc.                                       406,500
                                                       ---------------
                                                             3,752,432
                                                       ---------------
            REIT - Industrial/Office (22.7%)
  180,710   AMB Property Corp.                               7,219,364
  219,300   Arden Realty, Inc.                               7,894,800
  160,700   Boston Properties, Inc.                          9,670,926
    9,250   Brandywine Realty Trust                            263,163
   38,100   Catellus Development Corp.                       1,196,340
  227,385   Equity Office Properties Trust                   6,241,718
   64,800   Mack-Cali Realty Corp.                           2,834,352
  152,690   ProLogis                                   $     6,142,719
   10,050   PS Business Parks, Inc.
             (Class A)                                         450,743
  142,500   Reckson Associates
             Realty Corp.                                    4,614,150
   18,850   SL Green Realty Corp.                            1,086,326
   39,400   Trizec Properties, Inc.                            648,918
                                                       ---------------
                                                            48,263,519
                                                       ---------------
            REIT - Lodging/Resorts (4.2%)
  508,000   Host Marriott Corp.                              7,955,280
    7,300   Innkeepers USA Trust                                98,404
   77,275   MeriStar Hospitality Corp.*                        525,470
   19,750   Sunstone Hotel Investors, Inc.*                    360,833
                                                       ---------------
                                                             8,939,987
                                                       ---------------
            REIT - Residential (19.9%)
   27,900   American Campus
             Communities, Inc.                                 583,110
    4,800   Amli Residential Properties
             Trust                                             155,952
   94,100   Apartment Investment &
             Management Co. (Class A)                        3,422,417
  328,707   Archstone-Smith Trust                           11,997,806
  174,900   Avalonbay Communities, Inc.                     12,435,390
    2,025   BRE Properties, Inc. (Class A)                      82,296
   44,600   Equity Lifestyle Properties, Inc.                1,618,980
  133,990   Equity Residential                               4,516,803
   58,300   Essex Property Trust, Inc.                       4,694,899
    6,100   Gables Residential Trust                           217,587
   72,250   Post Properties, Inc.                            2,463,725
                                                       ---------------
                                                            42,188,965
                                                       ---------------
            REIT - Retail (23.3%)
   49,650   Acadia Reality Trust                               752,196
  106,300   BPP Liquidating Trust*                              34,016
  157,600   Federal Realty Investment
             Trust                                           7,903,640
  101,690   General Growth
             Properties, Inc.                                3,488,984
   30,800   Heritage Property Investment
             Trust                                             988,680
   15,150   Kimco Realty Corp.                                 861,732

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                    VALUE
----------------------------------------------------------------------
   40,520   Macerich Co. (The)                         $     2,461,185
    6,930   Pan Pacific Retail
             Properties, Inc.                                  410,949
    2,150   Price Legacy Corp.*                                 41,065
  120,400   Regency Centers Corp.                            6,260,800
  323,169   Simon Property Group, Inc.                      20,062,331
  209,900   Taubman Centers, Inc.                            6,171,060
                                                       ---------------
                                                            49,436,638
                                                       ---------------
            REIT - Specialty (0.4%)
   29,440   Correctional Properties Trust                      836,979
                                                       ---------------
            REIT - Storage (5.9%)
  137,550   Public Storage, Inc.                             7,342,419
  122,820   Shurgard Storage
             Centers, Inc. (Class A)                         5,082,291
                                                       ---------------
                                                            12,424,710
                                                       ---------------
            TOTAL COMMON STOCKS
            (COST $129,932,091)                            205,491,496
                                                       ---------------
            CONVERTIBLE PREFERRED STOCK (0.1%)
            Real Estate - Retail
    2,115   Simon Property Group $3.00
             (COST $113,258)                                   120,830
                                                       ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                  VALUE
----------------------------------------------------------------------
            SHORT-TERM INVESTMENT (3.2%)
            REPURCHASE AGREEMENT
$   6,882   Joint repurchase agreement
             account 2.06% due
             12/01/04 (dated 11/30/04;
             proceeds $6,882,394) (a)
             (COST $6,882,000)                         $     6,882,000
                                                       ---------------

TOTAL INVESTMENTS
 (COST $136,927,349) (b)         100.1%                    212,494,326
LIABILITIES IN EXCESS OF
 OTHER ASSETS                     (0.1)                       (107,500)
                                 -----                 ---------------
NET ASSETS                       100.0%                $   212,386,826
                                 =====                 ===============

----------
  REIT REAL ESTATE INVESTMENT TRUST.
   *   NON-INCOME PRODUCING SECURITY.
  (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $137,234,388. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $75,994,340 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $734,402, RESULTING IN NET UNREALIZED APPRECIATION OF $75,259,938.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY REAL ESTATE FUND
SUMMARY OF INVESTMENTS - NOVEMBER 30, 2004

                                                    PERCENT OF
INDUSTRY                              VALUE         NET ASSETS
--------------------------------------------------------------
REIT - Retail                    $    49,436,638       23.3%
REIT - Industrial/Office              48,263,519       22.7
REIT - Residential                    42,188,965       19.9
Hotels/Resorts/
 Cruiselines                          17,044,762        8.0
Real Estate - Industrial/
 Office                               12,938,408        6.1
REIT - Storage                        12,424,710        5.9
REIT - Lodging/Resorts                 8,939,987        4.2
REIT - Diversified                     7,434,525        3.5
Repurchase Agreement                   6,882,000        3.2
REIT - Healthcare                      3,752,432        1.8
Real Estate - Retail                   1,435,406        0.7
Real Estate - Other                      915,995        0.4
REIT - Specialty                         836,979        0.4
                                 ---------------      -----
                                 $   212,494,326      100.1%
                                 ===============      =====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY REAL ESTATE FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004

ASSETS:
Investments in securities, at value (cost $136,927,349)                  $   212,494,326
Receivable for:
  Shares of beneficial interest sold                                             254,576
  Dividends                                                                      126,640
Prepaid expenses and other assets                                                  3,528
                                                                         ---------------
    TOTAL ASSETS                                                             212,879,070
                                                                         ---------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed                                         153,191
  Investment advisory fee                                                        148,363
  Distribution fee                                                               114,002
  Administration fee                                                              13,722
Accrued expenses and other payables                                               62,966
                                                                         ---------------
    TOTAL LIABILITIES                                                            492,244
                                                                         ---------------
    NET ASSETS                                                           $   212,386,826
                                                                         ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                          $   123,527,686
Net unrealized appreciation                                                   75,566,977
Dividends in excess of net investment income                                         (93)
Accumulated undistributed net realized gain                                   13,292,256
                                                                         ---------------
    NET ASSETS                                                           $   212,386,826
                                                                         ===============
CLASS A SHARES:
Net Assets                                                               $    11,209,632
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        641,726
    NET ASSET VALUE PER SHARE                                            $         17.47
                                                                         ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                      $         18.44
                                                                         ===============
CLASS B SHARES:
Net Assets                                                               $   114,483,323
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                      6,580,790
    NET ASSET VALUE PER SHARE                                            $         17.40
                                                                         ===============
CLASS C SHARES:
Net Assets                                                               $    15,261,138
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        877,014
    NET ASSET VALUE PER SHARE                                            $         17.40
                                                                         ===============
CLASS D SHARES:
Net Assets                                                               $    71,432,733
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                      4,086,069
    NET ASSET VALUE PER SHARE                                            $         17.48
                                                                         ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2004

NET INVESTMENT INCOME:

INCOME
Dividends (net of $34,978 foreign withholding tax)                       $     5,374,145
Interest                                                                          39,670
                                                                         ---------------
    TOTAL INCOME                                                               5,413,815
                                                                         ---------------
EXPENSES
Investment advisory fee                                                        1,878,801
Distribution fee (Class A shares)                                                 21,081
Distribution fee (Class B shares)                                              1,061,802
Distribution fee (Class C shares)                                                134,067
Transfer agent fees and expenses                                                 493,429
Shareholder reports and notices                                                   86,641
Registration fees                                                                 74,282
Professional fees                                                                 60,448
Custodian fees                                                                    15,318
Administration fee                                                                13,722
Trustees' fees and expenses                                                        4,149
Other                                                                             12,768
                                                                         ---------------
    TOTAL EXPENSES                                                             3,856,508
                                                                         ---------------
    NET INVESTMENT INCOME                                                      1,557,307
                                                                         ---------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                              14,527,542
Capital gain distributions received                                            2,328,461
                                                                         ---------------
    NET REALIZED GAIN                                                         16,856,003
                                                                         ---------------

Net change in unrealized appreciation                                         36,629,782
                                                                         ---------------

    NET GAIN                                                                  53,485,785
                                                                         ---------------

NET INCREASE                                                             $    55,043,092
                                                                         ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE YEAR         FOR THE YEAR
                                                                                         ENDED                ENDED
                                                                                   NOVEMBER 30, 2004    NOVEMBER 30, 2003
                                                                                   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                              $       1,557,307    $       3,749,618
Net realized gain                                                                         16,856,003            3,619,379
Net change in unrealized appreciation/depreciation                                        36,629,782           40,547,114
                                                                                   -----------------    -----------------
    NET INCREASE                                                                          55,043,092           47,916,111
                                                                                   -----------------    -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares                                                                            (102,372)            (175,671)
  Class B shares                                                                            (488,097)          (2,035,063)
  Class C shares                                                                             (62,756)            (211,573)
  Class D shares                                                                            (904,175)          (1,327,311)

Net realized gain
  Class A shares                                                                            (223,387)            (116,098)
  Class B shares                                                                          (2,964,660)          (1,865,703)
  Class C shares                                                                            (360,473)            (186,465)
  Class D shares                                                                          (1,697,666)            (749,540)
                                                                                   -----------------    -----------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                                                     (6,803,586)          (6,667,424)
                                                                                   -----------------    -----------------

Net increase (decrease) from transactions in shares of beneficial interest               (23,199,579)           1,574,307
                                                                                   -----------------    -----------------

    NET INCREASE                                                                          25,039,927           42,822,994

NET ASSETS:
Beginning of period                                                                      187,346,899          144,523,905
                                                                                   -----------------    -----------------

END OF PERIOD
(Including dividends in excess of net investment income of
$93 and $0, respectively)                                                          $     212,386,826    $     187,346,899
                                                                                   =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY REAL ESTATE FUND
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at Morgan Stanley Real Estate Fund amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a REIT may be redesignated as a reduction of cost of investments and/or realized gain. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the portion of daily net assets not exceeding $500 million; 0.75% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.70% to the portion of daily net assets in excess of $1 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Prior to February 27, 2004, under a Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. (the "Sub-Advisor") and the Investment Adviser, the Sub-Advisor provided the Fund with investment advice and portfolio management relating to the Fund's investments. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Advisor compensation of $185,533 for the period December 1, 2003 through February 26, 2004.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,608,161 at November 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be Morgan Stanley Real Estate Fund reimbursed in the subsequent calendar year. For the year ended November 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $19, $216,953 and $5,315, respectively and received $75,788 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2004 aggregated $26,838,713 and $51,683,390, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At November 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $10,700.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                            FOR THE YEAR                    FOR THE YEAR
                                                                ENDED                           ENDED
                                                          NOVEMBER 30, 2004               NOVEMBER 30, 2003
                                                   ------------------------------   ------------------------------
                                                       SHARES          AMOUNT           SHARES          AMOUNT
                                                   -------------   --------------   -------------   --------------
CLASS A SHARES
Sold                                                     368,160   $    5,452,520         221,459   $    2,653,238
Reinvestment of dividends and distributions               19,518          280,997          24,014          263,633
Redeemed                                                (289,261)      (4,229,999)       (306,839)      (3,592,457)
                                                   -------------   --------------   -------------   --------------
Net increase (decrease) -- Class A                        98,417        1,503,518         (61,366)        (675,586)
                                                   -------------   --------------   -------------   --------------
CLASS B SHARES
Sold                                                   1,191,679       17,949,122       1,720,447       20,200,314
Reinvestment of dividends and distributions              196,997        2,806,099         290,602        3,155,716
Redeemed                                              (2,843,101)     (41,161,407)     (3,016,795)     (34,686,436)
                                                   -------------   --------------   -------------   --------------
Net decrease -- Class B                               (1,454,425)     (20,406,186)     (1,005,746)     (11,330,406)
                                                   -------------   --------------   -------------   --------------
CLASS C SHARES
Sold                                                     254,222        3,761,809         231,244        2,720,208
Reinvestment of dividends and distributions               25,669          366,935          31,673          345,975
Redeemed                                                (316,260)      (4,612,766)       (214,676)      (2,495,731)
                                                   -------------   --------------   -------------   --------------
Net increase (decrease) -- Class C                       (36,369)        (484,022)         48,241          570,452
                                                   -------------   --------------   -------------   --------------
CLASS D SHARES
Sold                                                     777,867       11,556,107       2,257,903       25,925,778
Reinvestment of dividends and distributions              154,916        2,230,010         156,629        1,739,143
Redeemed                                              (1,183,528)     (17,599,006)     (1,254,577)     (14,655,074)
                                                   -------------   --------------   -------------   --------------
Net increase (decrease) -- Class D                      (250,745)      (3,812,889)      1,159,955       13,009,847
                                                   -------------   --------------   -------------   --------------
Net increase (decrease) in Fund                       (1,643,122)  $  (23,199,579)        141,084   $    1,574,307
                                                   =============   ==============   =============   ==============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                      FOR THE YEAR       FOR THE YEAR
                                                          ENDED              ENDED
                                                    NOVEMBER 30, 2004  NOVEMBER 30, 2003
                                                    -----------------  -----------------
Ordinary income                                       $ 3,966,591        $ 4,768,037
Long-term gains                                         2,836,995          1,899,387
                                                      -----------        -----------
Total distributions                                   $ 6,803,586        $ 6,667,424
                                                      ===========        ===========

As of November 30, 2004, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income                        $          0
Undistributed long-term gains                          13,599,295
                                                     ------------
Net accumulated earnings                               13,599,295
Temporary differences                                         (93)
Net unrealized appreciation                            75,259,938
                                                     ------------
Total accumulated earnings                           $ 88,859,140
                                                     ============

As of November 30, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY REAL ESTATE FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                        FOR THE YEAR ENDED NOVEMBER 30,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    13.58     $    10.59     $    11.39     $    10.51     $     8.63
                                                     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income++                                  0.17           0.32           0.29           0.35           0.31
  Net realized and unrealized gain (loss)                  4.29           3.20          (0.17)          0.93           2.00
                                                     ----------     ----------     ----------     ----------     ----------
Total income from investment operations                    4.46           3.52           0.12           1.28           2.31
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                                   (0.18)         (0.32)         (0.28)         (0.35)         (0.33)
  Net realized gain                                       (0.39)         (0.21)         (0.64)         (0.05)         (0.04)
  Paid-in-capital                                             -              -              -              -          (0.06)
                                                     ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                         (0.57)         (0.53)         (0.92)         (0.40)         (0.43)
                                                     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                       $    17.47     $    13.58     $    10.59     $    11.39     $    10.51
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                             33.84%         34.61%          0.88%         12.38%         27.46%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.62%          1.62%          1.63%          1.54%          1.71%
Net investment income                                      1.21%          2.77%          2.52%          3.19%          3.20%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   11,210     $    7,378     $    6,401     $    7,860     $    9,943
Portfolio turnover rate                                      14%            23%            28%            40%            57%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED NOVEMBER 30,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    13.53     $    10.55     $    11.36     $    10.49     $     8.62
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income++                                  0.07           0.24           0.20           0.27           0.24
  Net realized and unrealized gain (loss)                  4.26           3.19          (0.17)          0.92           1.99
                                                     ----------     ----------     ----------     ----------     ----------
Total income from investment operations                    4.33           3.43           0.03           1.19           2.23
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                                   (0.07)         (0.24)         (0.20)         (0.27)         (0.27)
  Net realized gain                                       (0.39)         (0.21)         (0.64)         (0.05)         (0.04)
  Paid-in-capital                                             -              -              -              -          (0.05)
                                                     ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                         (0.46)         (0.45)         (0.84)         (0.32)         (0.36)
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $    17.40     $    13.53     $    10.55     $    11.36     $    10.49
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                             32.81%         33.64%          0.15%         11.41%         26.41%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   2.38%          2.37%          2.38%          2.36%          2.46%
Net investment income                                      0.45%          2.02%          1.77%          2.37%          2.45%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $  114,483     $  108,680     $   95,343     $   86,479     $   75,101
Portfolio turnover rate                                      14%            23%            28%            40%            57%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED NOVEMBER 30,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    13.53     $    10.55     $    11.36     $    10.50     $     8.62
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income++                                  0.06           0.23           0.20           0.27           0.26
  Net realized and unrealized gain (loss)                  4.27           3.20          (0.17)          0.91           1.98
                                                     ----------     ----------     ----------     ----------     ----------
Total income from investment operations                    4.33           3.43           0.03           1.18           2.24
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                                   (0.07)         (0.24)         (0.20)         (0.27)         (0.27)
  Net realized gain                                       (0.39)         (0.21)         (0.64)         (0.05)         (0.04)
  Paid-in-capital                                             -              -              -              -          (0.05)
                                                     ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                         (0.46)         (0.45)         (0.84)         (0.32)         (0.36)
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $    17.40     $    13.53     $    10.55     $    11.36     $    10.50
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                             32.83%         33.54%          0.15%         11.39%         26.50%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   2.38%          2.37%          2.38%          2.36%          2.46%
Net investment income                                      0.45%          2.02%          1.77%          2.37%          2.45%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   15,261     $   12,359     $    9,129     $    7,504     $    6,759
Portfolio turnover rate                                      14%            23%            28%            40%            57%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED NOVEMBER 30,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    13.59     $    10.59     $    11.40     $    10.53     $     8.64
                                                     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income++                                  0.21           0.34           0.30           0.37           0.27
  Net realized and unrealized gain (loss)                  4.28           3.22          (0.16)          0.93           2.08
                                                     ----------     ----------     ----------     ----------     ----------
Total income from investment operations                    4.49           3.56           0.14           1.30           2.35
                                                     ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                                   (0.21)         (0.35)         (0.31)         (0.38)         (0.36)
  Net realized gain                                       (0.39)         (0.21)         (0.64)         (0.05)         (0.04)
  Paid-in-capital                                             -              -              -              -          (0.06)
                                                     ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                         (0.60)         (0.56)         (0.95)         (0.43)         (0.46)
                                                     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                       $    17.48     $    13.59     $    10.59     $    11.40     $    10.53
                                                     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                             34.13%         34.92%          1.14%         12.58%         27.88%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.38%          1.37%          1.38%          1.36%          1.46%
Net investment income                                      1.45%          3.02%          2.77%          3.37%          3.45%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   71,433     $   58,930     $   33,652     $   14,349     $    5,193
Portfolio turnover rate                                      14%            23%            28%            40%            57%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY REAL ESTATE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of
Trustees of Morgan Stanley Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Real Estate Fund (the "Fund"), including the portfolio of investments, as of November 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Real Estate Fund as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JANUARY 21, 2005

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

               During the fiscal year ended November 30, 2004, the Fund paid to its shareholders $0.34 per share from long-term capital gains.

               For the fiscal year ended November 30, 2004, 4.22% of the income dividends paid qualified for the dividends received deduction available to corporations. Additionally, please note that $280,172 of the Fund's income dividends paid during the fiscal year ended November 30, 2004 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

MORGAN STANLEY REAL ESTATE FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                           TERM OF                                           IN FUND
                            POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING       OVERSEEN     OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE      REGISTRANT   TIME SERVED*           PAST 5 YEARS* *           BY TRUSTEE* * *        BY TRUSTEE
--------------------------  -----------  ------------  ---------------------------------  --------------- ------------------------
Michael Bozic (63)          Trustee      Since April   Private Investor; Director or      208             Director of Weirton
c/o Kramer Levin Naftalis                1994          Trustee of the Retail Funds                        Steel Corporation.
& Frankel LLP                                          (since April 1994) and the
Counsel to the                                         Institutional Funds (since July
Independent Trustees                                   2003); formerly Vice Chairman of
919 Third Avenue                                       Kmart Corporation (December 1998-
New York, NY 10022-3902                                October 2000), Chairman and Chief
                                                       Executive Officer of Levitz
                                                       Furniture Corporation (November
                                                       1995- November 1998) and
                                                       President and Chief Executive
                                                       Officer of Hills Department
                                                       Stores (May 1991-July 1995);
                                                       formerly variously Chairman,
                                                       Chief Executive Officer,
                                                       President and Chief Operating
                                                       Officer (1987-1991) of the Sears
                                                       Merchandise Group of Sears,
                                                       Roebuck & Co.

Edwin J. Garn (72)          Trustee      Since         Managing Director of Summit        208             Director of Franklin
c/o Summit Ventures LLC                  January       Ventures LLC; Director or Trustee                  Covey (time management
1 Utah Center                            1993          of the Retail Funds (since                         systems), BMW Bank of
201 S. Main Street                                     January 1993) and the                              North America, Inc.
Salt Lake City, UT                                     Institutional Funds (since July                    (industrial loan
84111-2215                                             2003); member of the Utah                          corporation), United
                                                       Regional Advisory Board of                         Space Alliance (joint
                                                       Pacific Corp.; formerly United                     venture between Lockheed
                                                       States Senator (R-Utah)                            Martin and the Boeing
                                                       (1974-1992) and Chairman, Senate                   Company) and Nuskin Asia
                                                       Banking Committee (1980-1986),                     Pacific (multilevel
                                                       Mayor of Salt Lake City, Utah                      marketing); member of
                                                       (1971-1974), Astronaut, Space                      the board of various
                                                       Shuttle Discovery (April 12-19,                    civic and charitable
                                                       1985), and Vice Chairman,                          organizations.
                                                       Huntsman Corporation (chemical
                                                       company).

Wayne E. Hedien (70)        Trustee      Since         Retired; Director or Trustee of    208             Director of The PMI
c/o Kramer Levin Naftalis                September     the Retail Funds (since September                  Group Inc. (private
& Frankel LLP                            1997          1997) and the Institutional Funds                  mortgage insurance);
Counsel to the                                         (since July 2003); formerly                        Trustee and Vice
Independent Trustees                                   associated with the Allstate                       Chairman of The Field
919 Third Avenue                                       Companies (1966-1994), most                        Museum of Natural
New York, NY 10022-3902                                recently as Chairman of The                        History; director of
                                                       Allstate Corporation (March 1993-                  various other business
                                                       December 1994) and Chairman and                    and charitable
                                                       Chief Executive Officer of its                     organizations.
                                                       wholly-owned subsidiary,
                                                       Allstate Insurance Company (July
                                                       1989-December 1994).

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                           TERM OF                                           IN FUND
                            POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING       OVERSEEN     OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE      REGISTRANT   TIME SERVED*           PAST 5 YEARS* *           BY TRUSTEE* * *       BY TRUSTEE
--------------------------  -----------  ------------  ---------------------------------  --------------- ------------------------
Dr. Manuel H. Johnson (55)  Trustee      Since         Senior Partner, Johnson Smick      208             Director of NVR, Inc.
c/o Johnson Smick                        July 1991     International, Inc., a consulting                  (home construction);
International, Inc.                                    firm; Chairman of the Audit                        Director of RBS
2099 Pennsylvania Avenue,                              Committee and Director or Trustee                  Greenwich Capital
N.W.                                                   of the Retail Funds (since July                    Holdings (financial
Suite 950                                              1991) and the Institutional Funds                  holding company);
Washington, D.C. 20006                                 (since July 2003); Co-Chairman                     Director of KFX Energy.
                                                       and a founder of the Group of
                                                       Seven Council (G7C), an
                                                       international economic
                                                       commission; formerly Vice
                                                       Chairman of the Board of
                                                       Governors of the Federal Reserve
                                                       System and Assistant Secretary of
                                                       the U.S. Treasury.

Joseph J. Kearns (62)       Trustee      Since         President, Kearns & Associates     209             Director of Electro Rent
PMB754                                   July 2003     LLC (investment consulting);                       Corporation (equipment
23852 Pacific Coast                                    Deputy Chairman of the Audit                       leasing), The Ford
Highway                                                Committee and Director or Trustee                  Family Foundation, and
Malibu, CA 90265                                       of the Retail Funds (since July                    the UCLA Foundation.
                                                       2003) and the Institutional Funds
                                                       (since August 1994); previously
                                                       Chairman of the Audit Committee
                                                       of the Institutional Funds
                                                       (October 2001-July 2003);
                                                       formerly CFO of the J. Paul Getty
                                                       Trust.

Michael E. Nugent (68)      Trustee      Since         General Partner of Triumph         208             Director of various
c/o Triumph Capital, L.P.                July 1991     Capital, L.P., a private                           business organizations.
445 Park Avenue                                        investment partnership; Chairman
New York, NY 10022                                     of the Insurance Committee and
                                                       Director or Trustee of the Retail
                                                       Funds (since July 1991) and the
                                                       Institutional Funds (since July
                                                       2001); formerly Vice President,
                                                       Bankers Trust Company and BT
                                                       Capital Corporation (1984-1988).

Fergus Reid (72)            Trustee      Since         Chairman of Lumelite Plastics      209             Trustee and Director of
c/o Lumelite Plastics                    July 2003     Corporation; Chairman of the                       certain investment
Corporation                                            Governance Committee and Director                  companies in the
85 Charles Colman Blvd.                                or Trustee of the Retail Funds                     JPMorgan Funds complex
Pawling, NY 12564                                      (since July 2003) and the                          managed by J.P. Morgan
                                                       Institutional Funds (since June                    Investment Management
                                                       1992).                                             Inc.

INTERESTED TRUSTEES:

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                           TERM OF                                           IN FUND
                            POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING       OVERSEEN     OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE      REGISTRANT   TIME SERVED*           PAST 5 YEARS* *           BY TRUSTEE* * *      BY TRUSTEE
--------------------------  -----------  ------------  ---------------------------------  --------------- ------------------------
Charles A. Fiumefreddo      Chairman of  Since         Chairman and Director or Trustee   208             None
(71)                        the Board    July 1991     of the Retail Funds (since July
c/o Morgan Stanley Trust    and Trustee                1991) and the Institutional Funds
Harborside Financial                                   (since July 2003); formerly Chief
Center,                                                Executive Officer of the Retail
Plaza Two,                                             Funds (until September 2002).
Jersey City, NJ 07311

James F. Higgins (56)       Trustee      Since         Director or Trustee of the Retail  208             Director of AXA
c/o Morgan Stanley Trust                 June 2000     Funds (since June 2000) and the                    Financial, Inc. and The
Harborside Financial                                   Institutional Funds (since July                    Equitable Life Assurance
Center,                                                2003); Senior Advisor of Morgan                    Society of the United
Plaza Two,                                             Stanley (since August 2000);                       States (financial
Jersey City, NJ 07311                                  Director of the Distributor and                    services).
                                                       Dean Witter Realty Inc.;
                                                       previously President and Chief
                                                       Operating Officer of the Private
                                                       Client Group of Morgan Stanley
                                                       (May 1999-August 2000), and
                                                       President and Chief Operating
                                                       Officer of Individual Securities
                                                       of Morgan Stanley (February
                                                       1997-May 1999).

----------
    * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
  * * THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
* * *    THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS
         (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                               TERM OF
                                     POSITION(S)              OFFICE AND
  NAME, AGE AND ADDRESS OF            HELD WITH                LENGTH OF
     EXECUTIVE OFFICER               REGISTRANT               TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS* *
-----------------------------   ----------------------    ----------------------   -----------------------------------------------
Mitchell M. Merin (51)          President                 Since May 1999           President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                                        Stanley Investment Management Inc.; President,
New York, NY 10020                                                                 Director and Chief Executive Officer of the
                                                                                   Investment Adviser and Morgan Stanley Services;
                                                                                   Chairman and Director of the Distributor;
                                                                                   Chairman and Director of the Transfer Agent;
                                                                                   Director of various Morgan Stanley
                                                                                   subsidiaries; President of the Institutional
                                                                                   Funds (since July 2003) and President of the
                                                                                   Retail Funds (since May 1999); Trustee (since
                                                                                   July 2003) and President (since December 2002)
                                                                                   of the Van Kampen Closed-End Funds; Trustee
                                                                                   (since May 1999) and President (since October
                                                                                   2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (65)          Executive Vice            Since April 2003         Principal Executive Officer-Office of the Funds
1221 Avenue of the Americas     President and                                      (since November 2003); Managing Director of
New York, NY 10020              Principal Executive                                Morgan Stanley & Co. Incorporated, Managing
                                Officer                                            Director of Morgan Stanley; Managing Director,
                                                                                   Chief Administrative Officer and Director of
                                                                                   the Investment Adviser and Morgan Stanley
                                                                                   Services; Chief Executive Officer and Director
                                                                                   of the Transfer Agent; Managing Director and
                                                                                   Director of the Distributor; Executive Vice
                                                                                   President and Principal Executive Officer of
                                                                                   the Institutional Funds (since July 2003) and
                                                                                   the Retail Funds (since April 2003); Director
                                                                                   of Morgan Stanley SICAV (since May 2004);
                                                                                   previously President and Director of the Retail
                                                                                   Funds (March 2001-July 2003) and Chief Global
                                                                                   Operations Officer and Managing Director of
                                                                                   Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (61)        Vice President            Since July 1995          Managing Director and Chief Investment Officer
1221 Avenue of the Americas                                                        of the Investment Adviser and Morgan Stanley
New York, NY 10020                                                                 Investment Management Inc., Director of the
                                                                                   Transfer Agent, Chief Investment Officer of the
                                                                                   Van Kampen Funds; Vice President of the
                                                                                   Institutional Funds (since July 2003) and the
                                                                                   Retail Funds (since July 1995).

Barry Fink (49) 1221            Vice President            Since February 1997      General Counsel (since May 2000) and Managing
Avenue of the Americas                                                             Director (since December 2000) of Morgan
New York, NY 10020                                                                 Stanley Investment Management; Managing
                                                                                   Director (since December 2000), Secretary
                                                                                   (since February 1997) and Director (since July
                                                                                   1998) of the Investment Adviser and Morgan
                                                                                   Stanley Services; Vice President of the Retail
                                                                                   Funds; Assistant Secretary of Morgan Stanley
                                                                                   DW; Vice President of the Institutional Funds
                                                                                   (since July 2003); Managing Director, Secretary
                                                                                   and Director of the Distributor; previously
                                                                                   Secretary (February 1997-July 2003) and
                                                                                   General Counsel (February 1997-April 2004) of
                                                                                   the Retail Funds; Vice President and Assistant
                                                                                   General Counsel of the Investment Adviser and
                                                                                   Morgan Stanley Services (February 1997-December
                                                                                   2001).

Amy R. Doberman (42)            Vice President            Since July 2004          Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                                        Investment Management; Managing Director of
New York, NY 10020                                                                 Morgan Stanley Investment Management Inc. and
                                                                                   the Investment Adviser, Vice President of the
                                                                                   Institutional and Retail Funds (since July
                                                                                   2004); previously, Managing Director and
                                                                                   General Counsel - Americas, UBS Global Asset
                                                                                   Management (July 2000 - July 2004) and General
                                                                                   Counsel, Aeltus Investment Management, Inc.
                                                                                   (January 1997 - July 2000).

Carsten Otto (41)               Chief Compliance          Since October 2004       Executive Director and U.S. Director of
1221 Avenue of the Americas     Officer                                            Compliance for Morgan Stanley Investment
New York, NY 10020                                                                 Management (since October 2004); Executive
                                                                                   Director of the Investment Adviser and Morgan
                                                                                   Stanley Investment Management Inc.; formerly
                                                                                   Assistant Secretary and Assistant General
                                                                                   Counsel of the Morgan Stanley Retail Funds.

                                                               TERM OF
                                     POSITION(S)              OFFICE AND
  NAME, AGE AND ADDRESS OF            HELD WITH                LENGTH OF
     EXECUTIVE OFFICER               REGISTRANT               TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS* *
-----------------------------   ----------------------    ----------------------   -----------------------------------------------
Stefanie V. Chang (38)          Vice President            Since July 2003          Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                        Incorporated, Morgan Stanley Investment
New York, NY 10020                                                                 Management Inc., and the Investment Adviser;
                                                                                   Vice President of the Institutional Funds
                                                                                   (since December 1997) and the Retail Funds
                                                                                   (since July 2003); formerly practiced law with
                                                                                   the New York law firm of Rogers & Wells (now
                                                                                   Clifford Chance US LLP).

Francis J. Smith (39)           Treasurer and Chief       Treasurer since July     Executive Director of the Investment Adviser
c/o Morgan Stanley Trust        Financial Officer         2003 and Chief           and Morgan Stanley Services (since December
Harborside Financial Center,                              Financial Officer        2001); previously, Vice President of the Retail
Plaza Two,                                                since September 2002     Funds (September 2002-July 2003), and Vice
Jersey City, NJ 07311                                                              President of the Investment Adviser and Morgan
                                                                                   Stanley Services (August 2000-November 2001)
                                                                                   and Senior Manager at PricewaterhouseCoopers
                                                                                   LLP (January 1998-August 2000).

Thomas F. Caloia (58)           Vice President            Since July 2003          Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                           Assistant Treasurer of the Investment Adviser,
Harborside Financial Center,                                                       the Distributor and Morgan Stanley Services;
Plaza Two,                                                                         previously Treasurer of the Retail Funds (April
Jersey City, NJ 07311                                                              1989-July 2003); formerly First Vice President
                                                                                   of the Investment Adviser, the Distributor and
                                                                                   Morgan Stanley Services.

Mary E. Mullin (37)             Secretary                 Since July 2003          Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                        Incorporated, Morgan Stanley Investment
New York, NY 10020                                                                 Management Inc. and the Investment Adviser;
                                                                                   Secretary of the Institutional Funds (since
                                                                                   June 1999) and the Retail Funds (since July
                                                                                   2003); formerly practiced law with the New York
                                                                                   law firms of McDermott, Will & Emery and
                                                                                   Skadden, Arps, Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
* * THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                                         GRAPHIC
                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                REAL ESTATE FUND

                                                                   ANNUAL REPORT
                                                               NOVEMBER 30, 2004

[MORGAN STANLEY LOGO]

36068RPT-RA05-00044P-Y11/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

         2004

                                                          REGISTRANT            COVERED ENTITIES(1)
            AUDIT FEES                                     $  29,002                       N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES                        $     452(2)           $  3,746,495(2)
                 TAX FEES                                  $   5,915(3)           $     79,800(4)
                 ALL OTHER FEES                            $       -              $          -
            TOTAL NON-AUDIT FEES                           $   6,367              $  3,826,295

            TOTAL                                          $  35,369              $  3,826,295

         2003

                                                          REGISTRANT            COVERED ENTITIES(1)
            AUDIT FEES                                     $  27,330                       N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES                        $     684(2)           $  2,888,861(2)
                 TAX FEES                                  $   6,091(3)           $    692,753(4)
                 ALL OTHER FEES                            $       -              $          -(5)
            TOTAL NON-AUDIT FEES                           $   6,775              $  3,581,614

            TOTAL                                          $  34,105              $  3,581,614

           N/A- Not applicable, as not required by Item 4.

           (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
           (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
           (3)    Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and
                  review of the Registrant's tax returns.
           (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
           (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

    1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

    2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

    3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

    4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

    5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

    6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

    7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

    8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

    9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

    10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         MORGAN STANLEY RETAIL FUNDS
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         MORGAN STANLEY INSTITUTIONAL FUNDS
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005